                                 AIM FUNDS GROUP

            AIM Basic Balanced Fund -- Class A, B, C, R and Investor

                      Supplement dated June 29, 2007 to the
                         Prospectuses dated May 1, 2007

                                AIM GROWTH SERIES

            AIM Conservative Allocation Fund -- Class A, B, C and R
               AIM Growth Allocation Fund -- Class A, B, C and R
               AIM Income Allocation Fund -- Class A, B, C and R
                AIM Independence Now Fund -- Class A, B, C and R
               AIM Independence 2010 Fund -- Class A, B, C and R
               AIM Independence 2020 Fund -- Class A, B, C and R
               AIM Independence 2030 Fund -- Class A, B, C and R
               AIM Independence 2040 Fund -- Class A, B, C and R
               AIM Independence 2050 Fund -- Class A, B, C and R
            AIM International Allocation Fund -- Class A, B, C and R
              AIM Mid Cap Core Equity Fund -- Class A, B, C and R
              AIM Moderate Allocation Fund -- Class A, B, C and R
           AIM Moderate Growth Allocation Fund -- Class A, B, C and R
                 AIM Moderately Conservative Allocation Fund --
                              Class A, B, C and R
           AIM Small Cap Growth Fund -- Class A, B, C, R and Investor

                     Supplement dated June 29, 2007 to the
                         Prospectuses dated May 1, 2007

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT" on page A-7 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

                           AIM COUNSELOR SERIES TRUST

            AIM Select Real Estate Income Fund -- Institutional Class
                     Supplemented dated June 29, 2007 to the
                         Prospectus dated March 12, 2007

                                AIM GROWTH SERIES

                AIM Independence Now Fund -- Institutional Class
               AIM Independence 2010 Fund -- Institutional Class AIM Independence 2020 Fund -- Institutional Class AIM Independence 2030 Fund -- Institutional Class AIM Independence 2040 Fund -- Institutional Class
               AIM Independence 2050 Fund -- Institutional Class
                      Supplement dated June 29, 2007 to the
                          Prospectus dated May 1, 2007

                              AIM INVESTMENT FUNDS

                                 AIM China Fund
                       AIM International Total Return Fund
                                 AIM Japan Fund
                              AIM LIBOR Alpha Fund
                     Supplemented dated June 29, 2007 to the
                       Prospectus dated February 28, 2007
                 as supplemented March 28, 2007, April 10, 2007
                               and April 24, 2007

                                AIM SECTOR FUNDS

                     AIM Energy Fund -- Institutional Class
                   AIM Technology Fund -- Institutional Class
                    AIM Utilities Fund -- Institutional Class
                      Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006,
                      February 28, 2007 and March 12, 2007

                                 AIM STOCK FUNDS

                    AIM Dynamics Fund -- Institutional Class
                  AIM S&P 500 Index Fund -- Institutional Class
                      Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
                as supplemented February 28, 2007 and May 1, 2007

                              AIM TAX-EXEMPT FUNDS

              AIM High Income Municipal Fund -- Institutional Class
              AIM Tax-Free Intermediate Fund -- Institutional Class
                      Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006,
                      February 28, 2007 and March 23, 2007

                          AIM TREASURER'S SERIES TRUST
                    Premier Portfolio -- Institutional Class
               Premier Tax-Exempt Portfolio -- Institutional Class
          Premier U.S Government Money Portfolio -- Institutional Class
                        Supplemented dated June 29, 2007
                       Prospectus dated December 14, 2006

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

               AIM BASIC VALUE FUND -- CLASS A, B, C AND R SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                         CLASS A             CLASS B            CLASS C          CLASS R
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                       5.50%                None              None              None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                  None(1)             5.00%              1.00%             None(1)
------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                        CLASS A             CLASS B            CLASS C          CLASS R
------------------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                        0.61%               0.61%              0.61%            0.61%
Distribution and/or Service (12b-1) Fees                  0.25                1.00               1.00             0.50
Other Expenses                                            0.29                0.29               0.29             0.29
Acquired Fund Fees and Expenses                           0.00                0.00               0.00             0.00
Total Annual Fund Operating Expenses                      1.15                1.90               1.90             1.40

(1) A contingent deferred sales charges may apply in some cases. See "General Information-Contingent Deferred Sales Charges (CDSCs)."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v)   incur applicable initial sales changes (see "General
            Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Class A                            $661      $895      $1,148       $1,871
Class B                             693       897       1,226        2,027(1)
Class C                             293       597       1,026        2,222
Class R                             143       443         766        1,680
-------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                  1 YEAR    3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Class A                            $661      $895      $1,148       $1,871
Class B                             193       597       1,026        2,027(1)
Class C                             193       597       1,026        2,222
Class R                             143       443         766        1,680
-------------------------------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

      There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A             YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)
-------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.15%        1.15%       1.15%       1.15%       1.15%
Cumulative
Return Before
Expenses                5.00%       10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses               (1.86%)       1.92%       5.84%       9.92%      14.15%
End of Year
Balance            $9,813.83   $10,191.66  $10,584.04  $10,991.52  $11,414.70
Estimated
Annual Expenses      $660.77      $115.03     $119.46     $124.06     $128.84
-------------------------------------------------------------------------------

CLASS A             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.15%       1.15%       1.15%       1.15%       1.15%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               18.54%      23.11%      27.85%      32.77%      37.88%
End of Year
Balance           $11,854.16  $12,310.55  $12,784.50  $13,276.71  $13,787.86
Estimated
Annual Expenses      $133.80     $138.95     $144.30     $149.85     $155.62
----------------------------------------------------------------------------

CLASS A             YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
(WITHOUT
MAXIMUM SALES
CHARGE)
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.15%       1.15%       1.15%       1.15%       1.15%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.85%       7.85%      12.00%      16.31%      20.79%
End of Year
Balance           $10,385.00  $10,784.82  $11,200.04  $11,631.24  $12,079.04
Estimated
Annual Expenses      $117.21     $121.73     $126.41     $131.28     $136.33
------------------------------------------------------------------------------

CLASS A             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
(WITHOUT
MAXIMUM SALES
CHARGE)
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.15%       1.15%       1.15%       1.15%       1.15%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               25.44%      30.27%      35.29%      40.49%      45.90%
End of Year
Balance           $12,544.09  $13,027.03  $13,528.57  $14,049.42  $14,590.33
Estimated
Annual Expenses      $141.58     $147.03     $152.69     $158.57     $164.68
----------------------------------------------------------------------------

CLASS B(2)          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.90%       1.90%       1.90%       1.90%       1.90%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.10%       6.30%       9.59%      12.99%      16.49%
End of Year
Balance           $10,310.00  $10,629.61  $10,959.13  $11,298.86  $11,649.13
Estimated
Annual Expenses      $192.95     $198.93     $205.09     $211.45     $218.01
------------------------------------------------------------------------------

CLASS B(2)          YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.90%       1.90%       1.90%       1.15%       1.15%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               20.10%      23.83%      27.66%      32.58%      37.68%
End of Year
Balance           $12,010.25  $12,382.57  $12,766.43  $13,257.93  $13,768.36
Estimated
Annual Expenses      $224.76     $231.73     $238.92     $149.64     $155.40
----------------------------------------------------------------------------

CLASS C(2)          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.90%       1.90%       1.90%       1.90%       1.90%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.10%       6.30%       9.59%      12.99%      16.49%
End of Year
Balance           $10,310.00  $10,629.61  $10,959.13  $11,298.86  $11,649.13
Estimated
Annual Expenses      $192.95     $198.93     $205.09     $211.45     $218.01
------------------------------------------------------------------------------

CLASS C(2)          YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.90%       1.90%       1.90%       1.90%       1.90%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               20.10%      23.83%      27.66%      31.62%      35.70%
End of Year
Balance           $12,010.25  $12,382.57  $12,766.43  $13,162.18  $13,570.21
Estimated
Annual Expenses      $224.76     $231.73     $238.92     $246.32     $253.96
----------------------------------------------------------------------------

CLASS R             YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.40%       1.40%       1.40%       1.40%       1.40%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.60%       7.33%      11.19%      15.20%      19.34%
End of Year
Balance           $10,360.00  $10,732.96  $11,119.35  $11,519.64  $11,934.35
Estimated
Annual Expenses      $142.52     $147.65     $152.97     $158.47     $164.18
------------------------------------------------------------------------------

CLASS R             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.40%       1.40%       1.40%       1.40%       1.40%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               23.64%      28.09%      32.70%      37.48%      42.43%
End of Year
Balance           $12,363.99  $12,809.09  $13,270.22  $13,747.95  $14,242.87
Estimated
Annual Expenses      $170.09     $176.21     $182.56     $189.13     $195.94
----------------------------------------------------------------------------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT" on page A-7 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

              AIM GLOBAL EQUITY FUND -- CLASS A, B, C AND R SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                         CLASS A             CLASS B            CLASS C          CLASS R
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                       5.50%                None              None              None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                  None(1)             5.00%              1.00%             None(1)
Redemption/Exchange Fee (as a
percentage of amount
redeemed/exchanged)                                      2.00%(2)             2.00%(2)           2.00%(2)          2.00%(2)
------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                        CLASS A             CLASS B            CLASS C          CLASS R
------------------------------------------------------------------------------------------------------------------------------
Management Fees(4)                                        0.79%                0.79%             0.79%             0.79%
Distribution and/or Service (12b-1) Fees                  0.25                 1.00              1.00              0.50
Other Expenses                                            0.41                 0.41              0.41              0.41
Acquired Fund Fees and Expenses                           0.01                 0.01              0.01              0.01
Total Annual Fund Operating Expenses                      1.46                 2.21              2.21              1.71

      (1) A contingent deferred sales charges may apply in some cases. See "General Information-Contingent Deferred Sales Charges (CDSCs)."

      (2) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B, Class C and Class R shares held 30 days or less. See "General Information-Redemption Fee" for more information.

      (3) There is no guarantee that actual expenses will be the same as those shown in the table.

      (4) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.80% (for average net assets up to $250 million) to 0.66% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v)   incur applicable initial sales changes (see "General
            Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR    3 YEARS    5 YEARS     10 YEARS
             ------------------------------------------------------------
             Class A        $690      $986      $1,304       $2,200
             Class B         724       991       1,385        2,355(1)
             Class C         324       691       1,185        2,544
             Class R         174       539         928        2,019
             ------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                           1 YEAR    3 YEARS    5 YEARS     10 YEARS
             ------------------------------------------------------------
             Class A        $690      $986      $1,304       $2,200
             Class B         224       691       1,185        2,355(1)
             Class C         224       691       1,185        2,544
             Class R         174       539         928        2,019
             ------------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period.

The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)           YEAR 1    YEAR 2       YEAR 3      YEAR 4       YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             1.46%      1.46%       1.46%       1.46%       1.46%       1.46%       1.46%      1.46%      1.46%       1.46%
Cumulative
Return Before
Expenses             5.00%     10.25%      15.76%      21.55%      27.63%      34.01%      40.71%     47.75%     55.13%      62.89%
Cumulative
Return After
Expenses           (2.15%)      1.31%       4.90%       8.61%      12.45%      16.43%      20.56%     24.82%     29.24%      33.82%
End of Year
Balance          $9,784.53 $10,130.90  $10,489.54  $10,860.87  $11,245.34  $11,643.43  $12,055.60 $12,482.37 $12,924.25  $13,381.77
Estimated
Annual Expenses    $690.41    $145.38     $150.53     $155.86     $161.38     $167.09     $173.00    $179.13    $185.47     $192.03
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM SALES
CHARGE)          YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             1.46%      1.46%       1.46%       1.46%       1.46%       1.46%       1.46%      1.46%      1.46%       1.46%
Cumulative
Return Before
Expenses             5.00%     10.25%      15.76%      21.55%      27.63%      34.01%      40.71%     47.75%     55.13%      62.89%
Cumulative
Return After
Expenses             3.54%      7.21%      11.00%      14.93%      19.00%      23.21%      27.57%     32.09%     36.76%      41.61%
End of Year
Balance         $10,354.00 $10,720.53  $11,100.04  $11,492.98  $11,899.83  $12,321.09  $12,757.25 $13,208.86 $13,676.45  $14,160.60
Estimated
Annual Expenses    $148.58    $153.84     $159.29     $164.93     $170.77     $176.81     $183.07    $189.55    $196.26     $203.21
------------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)        YEAR 1      YEAR 2    YEAR 3       YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)              2.21%      2.21%      2.21%       2.21%       2.21%       2.21%       2.21%      2.21%      1.46%       1.46%
Cumulative
Return Before
Expenses              5.00%     10.25%     15.76%      21.55%      27.63%      34.01%      40.71%     47.75%     55.13%      62.89%
Cumulative
Return After
Expenses              2.79%      5.66%      8.61%      11.64%      14.75%      17.95%      21.24%     24.63%     29.04%      33.61%
End of Year
Balance          $10,279.00 $10,565.78 $10,860.57  $11,163.58  $11,475.04  $11,795.20  $12,124.28 $12,462.55 $12,903.72  $13,360.52
Estimated
Annual Expenses     $224.08    $230.33    $236.76     $243.37     $250.16     $257.14     $264.31    $271.68    $185.17     $191.73
------------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)       YEAR 1     YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             2.21%      2.21%      2.21%       2.21%       2.21%      2.21%       2.21%       2.21%      2.21%       2.21%
Cumulative
Return Before
Expenses             5.00%     10.25%     15.76%      21.55%      27.63%     34.01%      40.71%      47.75%     55.13%      62.89%
Cumulative
Return After
Expenses             2.79%      5.66%      8.61%      11.64%      14.75%     17.95%      21.24%      24.63%     28.10%      31.68%
End of Year
Balance         $10,279.00 $10,565.78 $10,860.57  $11,163.58  $11,475.04 $11,795.20  $12,124.28  $12,462.55 $12,810.26  $13,167.66
Estimated
Annual Expenses    $224.08    $230.33    $236.76     $243.37     $250.16    $257.14     $264.31     $271.68    $279.26     $287.06
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R          YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio(1)             1.71%       1.71%      1.71%       1.71%       1.71%      1.71%       1.71%       1.71%      1.71%       1.71%
Cumulative
Return Before
Expenses             5.00%      10.25%     15.76%      21.55%      27.63%     34.01%      40.71%      47.75%     55.13%      62.89%
Cumulative
Return After
Expenses             3.29%       6.69%     10.20%      13.82%      17.57%     21.44%      25.43%      29.56%     33.82%      38.22%
End of Year
Balance         $10,329.00  $10,668.82 $11,019.83  $11,382.38  $11,756.86 $12,143.66  $12,543.19  $12,955.86 $13,382.11  $13,822.38
Estimated
Annual Expenses    $173.81     $179.53    $185.44     $191.54     $197.84    $204.35     $211.07     $218.02    $225.19     $232.60
------------------------------------------------------------------------------------------------------------------------------------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the '"IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT" on page A-7 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

                          INSTITUTIONAL CLASS SHARES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                           AIM INCOME ALLOCATION FUND
                        AIM INTERNATIONAL ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 15 and 16 of the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from             BASIC       CONSERVATIVE      GLOBAL          GROWTH             INCOME         INTERNATIONAL
your investment)                     VALUE         ALLOCATION      EQUITY        ALLOCATION         ALLOCATION        ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None             None          None             None              None               None

Maximum Deterred Sales
Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                   None             None          None             None              None               None

Redemption/
Exchange Fee
(as a percentage of
amount redeemed/
exchanged)                           None             None         2.00%(1)          None              None              2.00%(1)
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                                MID CAP                                  MODERATE               MODERATELY
(fees paid directly from         CORE              MODERATE               GROWTH               CONSERVATIVE               SMALL CAP
your investment)                EQUITY            ALLOCATION            ALLOCATION              ALLOCATION                 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
(as a percentage of
offering price)
Imposed on Purchases             None                 None                  None                    None                     None

Maximum Deterred Sales
Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)               None                 None                  None                    None                     None

Redemption/
Exchange Fee
(as a percentage of amount
redeemed/
exchanged)                       None                 None                  None                    None                     None

ANNUAL FUND OPERATING EXPENSES(2)
------------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted                       BASIC      CONSERVATIVE      GLOBAL       GROWTH         INCOME      INTERNATIONAL
from fund assets)                                 VALUE       ALLOCATION       EQUITY      ALLOCATION    ALLOCATION      ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                   0.61%(3)       0.00%          0.79%(3)     0.00%          0.00%          0.00%
Distribution and/or Service (12b-1) Fees          None           None           None         None           None           None
Other Expenses                                    0.14           0.31(4)        0.24         0.12(4)        1.58(4)        0.34(4)
Acquired Fund Fees and Expenses(5)                0.00           0.61           0.01         0.83           0.64           1.01
Total Annual Fund Operating Expenses              0.75           0.92           1.04         0.95           2.22           1.35
Fee Waiver                                          --           0.08(4)          --           --           1.55(4)        0.16(4)
Net Annual Fund Operating Expenses                0.75           0.84           1.04         0.95           0.67           1.19
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
------------------------------------------------------------------------------------------------------------------------------------
                                           MID CAP                          MODERATE           MODERATELY
(expenses that are deducted from fund       CORE         MODERATE            GROWTH           CONSERVATIVE         SMALL CAP
assets)                                    EQUITY       ALLOCATION         ALLOCATION          ALLOCATION           GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                             0.68%            0.00%            0.00%                0.00%             0.70%
Distribution and/or Service (12b-1) Fees    None             None             None                 None              None
Other Expenses                              0.14             0.10(4)          0.26(4)              0.99(4)           0.14
Acquired Fund Fees and Expenses(5)          0.02             0.80             0.82                 0.74              0.00
Total Annual Fund Operating Expenses        0.84             0.90             1.08                 1.73              0.84
Fee Waiver                                    -                -              0.14(4)              0.85(4)             --
Net Annual Fund Operating Expenses          0.84             0.90             0.94                 0.88              0.84
------------------------------------------------------------------------------------------------------------------------------------

(1) You may be charged a 2.00% fee on redemptions or exchanges of Institutional Class shares held 30 days or less. See "Shareholder Information-Redeeming Shares-Redemption Fee" for more information.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for Basic Value and Global Equity. Pursuant to the new fee schedule, Basic Value's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion) and Global Equity's maximum annual advisory fee rate ranges from 0.80% (for average net assets up to $250 million) to 0.66% (for average net assets over $10 billion). Management Fees for the funds have been restated to reflect the new fee schedule.

(4) The fund's advisor has contractually agreed to reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.23%, 0.21%, 0.03%, 0.18%, 0.12%, 0.12%, and 0.14% on
      Institutional Class shares of Conservative Allocation, Growth Allocation, Income Allocation, International Allocation, Moderate Allocation, Moderate Growth Allocation and Moderately Conservative Allocation, respectively. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;
      (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from the banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. These expense limitation agreements are in effect through at least June 30, 2008.

(5) Acquired Fund Fees or Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expense each year; and

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR           3 YEARS            5 YEARS              10 YEARS
---------------------------------------------------------------------------------------------------------------
Basic Value                                   $77              $240                $417                 $930
Conservative Allocation                        86               285                501                  1,124
Global Equity                                 106               331                574                  1,271
Growth Allocation                              97               303                525                  1,166
Income Allocation                              68               545               1,048                 2,433
International Allocation                      121               412                724                  1,610
Mid Cap Core Equity                            86               268                466                  1,037
Moderate Allocation                            92               287                498                  1,108
Moderate Growth Allocation                     96               330                582                  1,305
Moderately Conservative Allocation             90               462                859                  1,970
Small Cap Growth                               86               268                466                 1,037"
---------------------------------------------------------------------------------------------------------------


The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 16, 17 and 18 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including investment advisory fees and other fund costs, on each fund's returns over a 10-year period. The example reflects the following:

-     You invest $10,000 in the fund and hold it for the entire 10-year period;

-     Your investment has a 5% return before expenses each year; and

- .Each fund's current annual expense ratio, except Mid Cap Core Equity's and Small Cap Growth's, includes any applicable contractual fee waiver or expense reimbursement for the period committed, and for each allocation fund includes the estimated indirect expenses of the underlying funds.

      There is no assurance that the annual expense ratio will be the expense ratio for the funds' Institutional Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

BASIC VALUE  --
INSTITUTIONAL CLASS            YEAR 1      YEAR 2      YEAR 3        YEAR 4       YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio*            0.75%        0.75%        0.75%        0.75%        0.75%
Cumulative Return Before
Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
Expenses                         4.25%        8.68%       13.30%       18.11%       23.13%
End of Year Balance        $10,425.00   $10,868.06   $11,329.96   $11,811.48   $12,313.47
Estimated Annual Expenses      $76.59       $79.85       $83.24       $86.78       $90.47
------------------------------------------------------------------------------------------

BASIC VALUE  --
INSTITUTIONAL CLASS          YEAR 6        YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------------------------------------------------------------------
Annual Expense Ratio*            0.75%        0.75%        0.75%        0.75%        0.75%
Cumulative Return Before
Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
Expenses                        28.37%       33.82%       39.51%       45.44%       51.62%
End of Year Balance        $12,836.79   $13,382.35   $13,951.10   $14,544.02   $15,162.14
Estimated Annual Expenses      $94.31       $98.32      $102.50      $106.86      $111.40
------------------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION
-- INSTITUTIONAL CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4      YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio*            0.84%        0.92%        0.92%        0.92%        0.92%
Cumulative Return Before
Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
Expenses                         4.16%        8.41%       12.83%       17.44%       22.23%
End of Year Balance        $10,416.00   $10,840.97   $11,283.28   $11,743.64   $12,222.78
Estimated Annual Expenses      $85.75       $97.78      $101.77      $105.92      $110.25
------------------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION
-- INSTITUTIONAL CLASS       YEAR 6       YEAR 7       YEAR 8       YEAR 9        YEAR 10
------------------------------------------------------------------------------------------
Annual Expense Ratio*            0.92%        0.92%        0.92%        0.92%        0.92%
Cumulative Return Before
Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
Expenses                        27.21%       32.41%       37.81%       43.43%       49.28%
End of Year Balance        $12,721.47   $13,240.51   $13,780.72   $14,342.97   $14,928.17
Estimated Annual Expenses     $114.74      $119.43      $124.30      $129.37      $134.65
------------------------------------------------------------------------------------------

GLOBAL EQUITY  --
INSTITUTIONAL CLASS          YEAR 1       YEAR 2        YEAR 3      YEAR 4       YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio*            1.04%        1.04%        1.04%        1.04%        1.04%
Cumulative Return Before
Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
Expenses                         3.96%        8.08%       12.36%       16.81%       21.43%
End of Year Balance        $10,396.00   $10,807.68   $11,235.67   $11,680.60   $12,143.15
Estimated Annual Expenses     $106.06      $110.26      $114.63      $119.16      $123.88
------------------------------------------------------------------------------------------

GLOBAL EQUITY  --
INSTITUTIONAL CLASS          YEAR 6        YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------------------------------------------------------------------
Annual Expense Ratio*            1.04%        1.04%        1.04%        1.04%        1.04%
Cumulative Return Before
Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
Expenses                        26.24%       31.24%       36.44%       41.84%       47.46%
End of Year Balance        $12,624.02   $13,123.93   $13,643.64   $14,183.93   $14,745.61
Estimated Annual Expenses     $128.79      $133.89      $139.19      $144.70      $150.43
------------------------------------------------------------------------------------------

GROWTH ALLOCATION  --
INSTITUTIONAL CLASS          YEAR 1       YEAR 2       YEAR 3        YEAR 4       YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio*            0.95%        0.95%        0.95%        0.95%        0.95%
Cumulative Return Before
Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
Expenses                         4.05%        8.26%       12.65%       17.21%       21.96%
End of Year Balance        $10,405.00   $10,826.40   $11,264.87   $11,721.10   $12,195.80
Estimated Annual Expenses      $96.92      $100.85      $104.93      $109.18      $113.61
------------------------------------------------------------------------------------------

GROWTH ALLOCATION  --
INSTITUTIONAL CLASS          YEAR 6        YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------------------------------------------------------------------
Annual Expense Ratio*            0.95%        0.95%        0.95%        0.95%        0.95%
Cumulative Return Before
Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
Expenses                        26.90%       32.04%       37.38%       42.95%       48.74%
End of Year Balance        $12,689.73   $13,203.67   $13,738.42   $14,294.82   $14,873.76
Estimated Annual Expenses     $118.21      $122.99      $127.97      $133.16      $138.55
------------------------------------------------------------------------------------------

INCOME ALLOCATION  --
INSTITUTIONAL CLASS          YEAR 1       YEAR 2      YEAR 3        YEAR 4       YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio*            0.67%        2.22%        2.22%        2.22%        2.22%
Cumulative Return Before
Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
Expenses                         4.33%        7.23%       10.21%       13.28%       16.42%
End of Year Balance        $10,433.00   $10,723.04   $11,021.14   $11,327.53   $11,642.43
Estimated Annual Expenses      $68.45      $234.83      $241.36      $248.07      $254.97
------------------------------------------------------------------------------------------

INCOME ALLOCATION  --
INSTITUTIONAL CLASS          YEAR 6        YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------------------------------------------------------------------
Annual Expense Ratio*            2.22%        2.22%        2.22%        2.22%        2.22%
Cumulative Return Before
Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
Expenses                        19.66%       22.99%       26.41%       29.92%       35.53%
End of Year Balance        $11,966.09   $12,298.75   $12,640.65   $12,992.06   $13,353.24
Estimated Annual Expenses     $262.05      $269.34      $276.83      $284.52      $292.43
------------------------------------------------------------------------------------------

INTERNATIONAL ALLOCATION
-- INSTITUTIONAL CLASS        YEAR 1       YEAR 2      YEAR 3        YEAR 4       YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio*            1.19%        1.35%        1.35%        1.35%        1.35%
Cumulative Return Before
Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
Expenses                         3.81%        7.60%       11.53%       15.60%       19.82%
End of Year Balance        $10,381.00   $10,759.91   $11,152.64   $11,559.71   $11,981.64
Estimated Annual Expenses     $121.27      $142.70      $147.91      $153.31      $158.90
------------------------------------------------------------------------------------------

INTERNATIONAL ALLOCATION
-- INSTITUTIONAL CLASS       YEAR 6        YEAR 7      YEAR 8       YEAR 9       YEAR 10
------------------------------------------------------------------------------------------
Annual Expense Ratio*            1.35%        1.35%        1.35%        1.35%        1.35%
Cumulative Return Before
Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
Expenses                        24.19%       28.72%       33.42%       38.29%       43.34%
End of Year Balance        $12,418.97   $12,872.27   $13,342.10   $13,829.09   $14,333.85
Estimated Annual Expenses     $164.70      $170.72      $176.95      $183.41      $190.10
------------------------------------------------------------------------------------------

MID CAP CORE EQUITY  --
INSTITUTIONAL CLASS           YEAR 1       YEAR 2      YEAR 3        YEAR 4       YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio*            0.84%        0.84%        0.84%        0.84%        0.84%
Cumulative Return Before
Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
Expenses                         4.16%        8.49%       13.01%       17.71%       22.60%
End of Year Balance        $10,416.00   $10,849.31   $11,300.64   $11,770.74   $12,260.41
Estimated Annual Expenses      $85.75       $89.31       $93.03       $96.90      $100.93
------------------------------------------------------------------------------------------

MID CAP CORE EQUITY  --
INSTITUTIONAL CLASS          YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------------------
Annual Expense Ratio*            0.84%        0.84%        0.84%        0.84%        0.84%
Cumulative Return Before
Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
Expenses                        27.70%       33.02%       38.55%       44.31%       50.32%
End of Year Balance        $12,770.44   $13,301.69   $13,855.04   $14,431.41   $15,031.76
Estimated Annual Expenses     $105.13      $109.50      $114.06      $118.80      $123.75
-----------------------------------------------------------------------------------------

MODERATE ALLOCATION  --
INSTITUTIONAL CLASS           YEAR 1       YEAR 2       YEAR 3       YEAR 4      YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio*            0.90%        0.90%        0.90%        0.90%        0.90%
Cumulative Return Before
Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
Expenses                         4.10%        8.37%       12.81%       17.44%       22.25%
End of Year Balance        $10,410.00   $10,836.81   $11,281.12   $11,743.65   $12,225.13
Estimated Annual Expenses      $91.85       $95.61       $99.53      $103.61      $107.86
-----------------------------------------------------------------------------------------

MODERATE ALLOCATION  --
INSTITUTIONAL CLASS          YEAR 6        YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------------------
Annual Expense Ratio*            0.90%        0.90%        0.90%        0.90%        0.90%
Cumulative Return Before
Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
Expenses                        27.26%       32.48%       37.91%       43.57%       49.45%
End of Year Balance        $12,726.37   $13,248.15   $13,791.32   $14,356.76   $14,945.39
Estimated Annual Expenses     $112.28      $116.89      $121.68      $126.67      $131.86
-----------------------------------------------------------------------------------------

MODERATE GROWTH
ALLOCATION  --
INSTITUTIONAL CLASS           YEAR 1       YEAR 2       YEAR 3        YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------
Annual Expense Ratio*            0.94%        1.08%        1.08%        1.08%        1.08%
Cumulative Return Before
Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
Expenses                         4.06%        8.14%       12.38%       16.78%       21.36%
End of Year Balance        $10,406.00   $10,813.92   $11,237.82   $11,678.34   $12,136.13
Estimated Annual Expenses      $95.91      $114.59      $119.08      $123.75      $128.60
-----------------------------------------------------------------------------------------

MODERATE GROWTH
ALLOCATION  --
INSTITUTIONAL CLASS          YEAR 6        YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------------------
Annual Expense Ratio*            1.08%        1.08%        1.08%        1.08%        1.08%
Cumulative Return Before
Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
Expenses                        26.12%       31.06%       36.20%       41.54%       47.09%
End of Year Balance        $12,611.87   $13,106.26   $13,620.02   $14,153.93   $14,708.76
Estimated Annual Expenses     $133.64      $138.88      $144.32      $149.98      $155.86
-----------------------------------------------------------------------------------------

MODERATELY CONSERVATIVE
ALLOCATION  --
INSTITUTIONAL CLASS           YEAR 1       YEAR 2       YEAR 3       YEAR 4      YEAR 5
-----------------------------------------------------------------------------------------
Annual Expense Ratio*            0.88%        1.73%        1.73%        1.73%        1.73%
Cumulative Return Before
Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
Expenses                         4.12%        7.52%       11.04%       14.67%       18.42%
End of Year Balance        $10,412.00   $10,752.47   $11,104.08   $11,467.18   $11,842.16
Estimated Annual Expenses      $89.81      $183.07      $189.06      $195.24      $201.63
-----------------------------------------------------------------------------------------

MODERATELY CONSERVATIVE
ALLOCATION  --
INSTITUTIONAL CLASS           YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------------------
Annual Expense Ratio*            1.73%        1.73%        1.73%        1.73%        1.73%
Cumulative Return Before
Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
Expenses                        22.29%       26.29%       30.42%       34.69%       39.09%
End of Year Balance        $12,229.40   $12,629.30   $13,042.28   $13,468.76   $13,909.19
Estimated Annual Expenses     $208.22      $215.03      $222.06      $229.32      $236.82
-----------------------------------------------------------------------------------------

SMALL CAP GROWTH  --
INSTITUTIONAL CLASS          YEAR 1       YEAR 2      YEAR 3        YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------
Annual Expense Ratio*            0.84%        0.84%        0.84%        0.84%        0.84%
Cumulative Return Before
Expenses                         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
Expenses                         4.16%        8.49%       13.01%       17.71%       22.60%
End of Year Balance        $10,416.00   $10,849.31   $11,300.64   $11,770.74   $12,260.41
Estimated Annual Expenses      $85.75       $89.31       $93.03       $96.90      $100.93
-----------------------------------------------------------------------------------------

SMALL CAP GROWTH  --
INSTITUTIONAL CLASS          YEAR 6        YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------------------------------------------------------------
Annual Expense Ratio*            0.84%        0.84%        0.84%        0.84%        0.84%
Cumulative Return Before
Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
Expenses                        27.70%       33.02%       38.55%       44.31%       50.32%
End of Year Balance        $12,770.44   $13,301.69   $13,855.04   $14,431.41   $15,031.76
Estimated Annual Expenses     $105.13      $109.50      $114.06      $118.80      $123.75
-----------------------------------------------------------------------------------------

*     Your actual expenses may be higher or lower than those shown."

The following information is added as a new fifth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 47 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                           AIM INCOME ALLOCATION FUND
                        AIM INTERNATIONAL ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                         AIM MODERATE GROWTH ALLOCATION
                     AIM MODERATELY CONSERVATIVE ALLOCATION
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                      Supplement dated June 29, 2007 to the
              Statement of Additional Information dated May 1, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

Effective July 1, 2007, the following information replaces the information relating to AIM Basic Value Fund and AIM Global Equity Fund found in the table following the eighth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on pages 49 and 50 of the Statement of Additional Information.

                                                                         MAXIMUM ADVISORY FEE     MAXIMUM ADVISORY
                             ANNUAL RATE/NET ASSETS                      RATE AFTER JANUARY 1,  FEE RATES COMMITTED
            "FUND NAME       PER ADVISORY AGREEMENT                              2005                UNTIL DATE
            ----------       ----------------------                              ----                ----------
AIM Basic Value Fund    0.695% of first $250M                                    N/A                     N/A
                        0.67% of next $250M
                        0.645% of next $500M
                        0.62% of next $1.5B
                        0.595% of next $2.5B
                        0.57% of next $2.5B
                        0.545% of next $2.5B
                        0.52% of the excess over $10B

AIM Global Equity Fund  0.80% of first $250M                                     N/A                    N/A"
                        0.78% of next $250M
                        0.76% of next $500M
                        0.74% of next $1.5B
                        0.72% of next $2.5B
                        0.70% of next $2.5B
                        0.68% of next $2.5B
                        0.66% of the excess over $10B

The following information replaces in its entirety the tenth, eleventh and twelfth paragraphs under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on page 50 of the Statement of Additional Information.

      "AIM has contractually agreed through at least June 30, 2008 to waive advisory fees payable by each Fund (other than the Asset Allocation Funds) in an amount equal to 100% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the

Funds and Their Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies."

      AIM also has contractually agreed through at least June 30, 2008 to limit AIM Small Cap Growth Fund's total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by such Fund's Board; and (vi) expenses that such Fund has incurred but did not actually pay because of an expense offset arrangement) to 1.50%, 2.25%, 2.25%, 1.75%, 1.50% and 1.25% on such Fund's Class A, Class B, Class C, Class R, Investor Class and Institutional Class Shares, respectively.

      AIM also has contractually agreed through at least June 30, 2008 to limit Other Expenses (excluding (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by a Fund's Board; and (vii) expenses that a Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.23%, 0.21%, 0.03%, 0.18%, 0.12%, 0.12% and 0.14% on AIM
Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Income Allocation Fund, AIM International Allocation Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund and AIM Moderately Conservative Allocation Fund, respectively.

      The above contractual fee waivers or reductions are set forth in the Fee Table to each Fund's Prospectus and may not be terminated or amended to a Fund's detriment during the period stated in the agreement between AIM and such Fund."

                            AIM INDEPENDENCE NOW FUND
                           AIM INDEPENDENCE 2010 FUND
                           AIM INDEPENDENCE 2020 FUND
                           AIM INDEPENDENCE 2030 FUND
                           AIM INDEPENDENCE 2040 FUND
                           AIM INDEPENDENCE 2050 FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                      Supplement dated June 29, 2007 to the
              Statement of Additional Information dated May 1, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.